Commitments and Contingencies (Details) - Compression equipment - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other Commitments [Line Items]
Future payments for equipment	$ 5.7		$ 5.7
2015	0.4		0.4
2016	1.6		1.6
2017	0.9		0.9
2018	0.9		0.9
2019	0.9		0.9
Thereafter	1.0		1.0
Operation and Maintenance Expense
Other Commitments [Line Items]
Rent expense	$ 0.4	$ 0.2	$ 1.3	$ 0.4